EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.6 Schedule 6

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2020274			XXXX	XXXX	diligenceFinalLookPage	XXXX	XXXX	Originator QM Status Non-qm Confirmed per approval certificate